Digital Assets (Details) - Schedule of Company Generated Bitcoins Primarily through Mining Services - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Company Generated Bitcoins Primarily Through Mining Services Abstract
Opening balance	$ 91
Receipt of bitcoins from mining services	1,342	2,392
Receipt of bitcoins from hash power rental		131
Exchange of BTC into USDT	(1,359)	(2,429)
Impairment of bitcoins		(3)
Ending balance	$ 74	$ 91